Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Fair value	Dec. 31, 2010 Fair value	Jun. 30, 2011 Fair value	Dec. 31, 2010 Fair value	Jun. 30, 2011 Level 1	Dec. 31, 2010 Level 1	Jun. 30, 2011 Level 2	Dec. 31, 2010 Level 2	Jun. 30, 2011 Level 2	Dec. 31, 2010 Level 2	Jun. 30, 2011 Carrying Amount	Dec. 31, 2010 Carrying Amount
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available for sale		$ 8	$ 12			$ 8	$ 12					$ 8	$ 12
Unrealized gain on derivatives		922	257			3	1	919	256			922	257
Debentures				$ (1,418)	$ (1,284)					$ (1,418)	$ (1,284)	$ (1,418)	$ (1,284)